Smith Group Large Cap Core Growth Fund
Smith Group Large Cap Core Growth Fund
Investment Objective
The Smith Group Large Cap Core Growth Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Smith Group Large Cap Core Growth Fund (USD $)	Institutional Class Shares	Investor Class Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Smith Group Large Cap Core Growth Fund		Institutional Class Shares	Investor Class Shares
Management Fees		0.61%	0.61%
Distribution (12b-1) Fee		none	0.25%
Other Expenses	[1]	0.40%	0.40%
Total Annual Fund Operating Expenses		1.01%	1.26%
Expense (Reimbursement)/Recoupment	[2]	(0.22%)	(0.22%)
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment	[2]	0.79%	1.04%
[1]	The Annual Fund Operating Expenses shown above have been restated to reflect the estimated expenses for the Fund's current fiscal year and are not based on the expenses incurred during the Predecessor Fund's (defined below) previous fiscal year.
[2]	Smith Asset Management Group, L.P. (the "Adviser" or "Smith Group") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 1.04% of the average daily net assets of the Investor Class and 0.79% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limits. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least one year from the effective date of this Prospectus, subject thereafter to termination at any time upon 60 days' written notice by either the Trust or the Adviser through February 29, 2016. The Trust's Board of Trustees (the "Board of Trustees") must consent to the termination of the Operating Expense Limitation Agreement by the Adviser after one year from the effective date of this Prospectus, which consent shall not be unreasonably withheld.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Smith Group Large Cap Core Growth Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class Shares	81	300	536	1,216
Investor Class Shares	106	378	671	1,503

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2012, the portfolio turnover of the Predecessor Fund (defined below) was 60.59% of its average portfolio value.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by large capitalization companies that the Adviser believes will have the highest probability of an earnings growth rate that exceeds investor expectations.  The Adviser defines large capitalization companies as companies within the range of the capitalization of companies constituting the Russell 1000® Growth Index.  As of September 30, 2013, the capitalization range of the Russell 1000® Growth Index was between approximately $1.8 billion and $433.1 billion.  These securities may be traded over the counter or listed on an exchange.

When selecting investments for the Fund, the Adviser employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations.  The security selection process consists of three steps.  Beginning with a universe of primarily U.S. but may also include foreign large capitalization stocks, the Adviser’s investment team first conducts a series of risk control and valuation screens designed to eliminate those stocks that are highly volatile or are more likely to underperform the market.  The Adviser considers four primary factors when conducting the risk control and valuation screens.  Those factors are: valuation, financial quality, stock volatility and corporate governance.

Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations.  In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise.  The process incorporates the following considerations:  changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.

The first two screening steps produce a list of eligible companies that are subjected to traditional fundamental analysis to further understand each company’s business prospects, earnings potential, strength of management and competitive positioning.  The investment team uses the results of this analysis to construct the portfolio for the Fund. While the Fund will not concentrate its investments in any one industry, the Fund may have a significant exposure to one or more sectors of the economy, such as the Information Technology sector.

At the discretion of the Adviser, the Fund may invest up to 100% of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions, which may result in the Fund not achieving its investment objective.

Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Large Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk.  Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment.  Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.

Growth-Style Investing Risk.  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual period through December 31, 2012. It is currently anticipated that before the Fund commences operations, substantially all of the assets of the Smith Group Large Cap Core Growth Fund, a series of Scotia Institutional Funds Trust (formerly, DundeeWealth Funds) (the “Predecessor Fund”), which has the same portfolio managers as the Fund and has substantially similar investment strategies as the Fund, will be transferred to the Fund in a tax-free reorganization (the “Reorganization”).  If the Reorganization is approved by shareholders of the Predecessor Fund, the Reorganization would occur on or about February 22, 2014.  The performance figures for the Fund’s Institutional Class Shares in the bar chart and table represent the performance of the Predecessor Fund’s shares from year-to-year, and the table compares the average annual total returns for certain periods with those of a broad measure of market performance.  Because the Investor Class Shares had not commenced operations as of the date of this prospectus, no performance information is available to be shown.  Updated performance information is available at www.smithgroupfunds.com or by calling 877-SMITH65 (877-764-8465). The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best Quarter Worst Quarter Q4 2010 14.47% Q4 2008 (24.56)% Year-to-Date as of [...], 2013 [...]%

Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Returns Smith Group Large Cap Core Growth Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Investor Class Shares	Before Taxes	12.54%	(1.98%)	(1.55%)	[1]	Jun. 01, 2007
After Taxes on Distributions Investor Class Shares	After Taxes on Distributions	12.40%	(2.04%)	(1.62%)	[1]
After Taxes on Distributions and Sale of Fund Shares Investor Class Shares	After Taxes on Distributions and Sale of Fund Shares	8.33%	(1.68%)	(1.32%)	[1]
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	0.87%	[1]	Jun. 01, 2007
[1]	While the Fund's Institutional Class Shares (formerly referred to as "Class I Shares") commenced operations on May 31, 2007, the Fund began investing consistent with its investment objective on June 1, 2007.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  The after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).